Lease Accounting	3 Months Ended
Mar. 31, 2019
Leases [Abstract]
Lease Accounting

Note 3 – Lease Accounting

The Company adopted ASC 842 on January 1, 2019 using the simplified transition method described in ASU 2018-11 Leases (Topic 842): Targeted Improvements. Accordingly, comparative information was not adjusted and will continue to be reported under the previous lease standard. The adoption did not require an adjustment to opening retained earnings for the cumulative effect adjustment. The Company further utilized the package of practical expedients within ASC 842 that allows an entity to not reassess the following prior to the effective date (i) whether any expired or existing contracts were or contained leases, (ii) the lease classification for any expired or existing leases or (iii) initial direct costs for any existing leases. The Company also elected the practical expedient under ASU 2018-01 Leases (Topic 842): Land Easement Practical Expedient for Transition to Topic 842 that allows it to not evaluate existing or expired land easements not previously accounted for as leases prior to the effective date. Finally, the Company has elected the short-term lease recognition exemption for all leases that qualify and the practical expedient to not separate lease and non-lease components for the majority of classes of underlying assets.

The Company enters into lease agreements to support its operations, such as office space, drilling rigs and field equipment. ASC 842 does not impact the accounting or financial presentation of the Company’s mineral leases and also does not apply to leases used in the exploration or use of oil and natural gas, including the rights to explore for those natural resources and rights to use the land in which those natural resources are contained.

To facilitate compliance with ASC 842, the Company evaluated its existing lease arrangements and enhanced its systems, processes and internal controls to identify, track and record applicable leases. The implementation and adoption of this standard resulted in the Company recognizing right-of-use assets and lease liabilities for certain of its operating leases on the accompanying condensed consolidated balance sheet as of March 31, 2019. The Company has no finance leases. The following table shows the impact of the adoption of ASC 842 on the Company’s current period balance sheet as compared to the previous lease accounting standard, ASC Topic 840, Leases (“ASC 840”):

	As of March 31, 2019
	Under ASC 842	Under ASC 840	Increase/(decrease)
	(in thousands)
Other noncurrent assets	$6,068	$—	$6,068
Other current liabilities	$1,813	$—	$1,813
Other noncurrent liabilities	$5,326	$1,071	$4,255

Lease Accounting Policies

The Company determines if an arrangement is a lease at the inception of the arrangement by (i) identifying any assets within the contract (ii) determining whether the Company has the right to obtain substantially all of the economic benefits from use of the asset throughout the period of use and (iii) if the Company has the right to direct how and for what purpose the identified asset is used throughout the period of use. To the extent that it is determined that an arrangement represents a lease, the lease is classified as an operating lease or a finance lease. The Company capitalizes both lease classifications on its consolidated balance sheets through a right-of-use (“ROU”) asset and a corresponding lease liability. ROU assets represent the Company’s right to use an underlying asset for the lease term, and lease liabilities represent the Company’s obligation to make lease payments arising from the lease.

Operating leases are included in other noncurrent assets, other current liabilities, and other noncurrent liabilities in the consolidated balance sheets. Operating lease ROU assets and liabilities are recognized at the commencement date of an arrangement based on the present value of lease payments over the lease term. The operating lease ROU asset also includes any lease payments made to the lessor prior to lease commencement, less any lease incentives, and initial direct costs incurred. Lease expense for operating lease payments is recognized on a straight-line basis over the lease term.

Certain of the Company’s lease agreements include lease and non-lease components. For all asset classes with multiple component types, the Company has utilized the practical expedient that exempts it from separating lease components from non-lease components. Accordingly, the Company accounts for the lease and non-lease components in an arrangement as a single lease component.

In addition, for all asset classes, the Company has made an accounting policy election not to apply the lease recognition requirements to its short-term leases (that is, a lease that, at commencement, has a lease term of 12 months or less and does not include an option to purchase the underlying asset that the Company is reasonably certain to exercise). Accordingly, the Company recognizes lease payments related to its short-term leases in profit or loss on a straight-line basis over the lease term. To the extent that there are variable lease payments, the Company recognizes those payments in profit or loss in the period in which the obligation for those payments is incurred. Refer to “Nature of Leases” below for further information regarding those asset classes that include material short-term leases.

Nature of Leases

The Company leases certain office space, drilling rigs and field equipment under cancelable and non-cancelable leases to support our operations.

Office Buildings. The Company leases its corporate office space in Oklahoma City, Oklahoma and additional office space for its field location in Oklahoma. In general, the Company’s office lease agreements contain provisions to extend the lease and contain protective provisions that allow for early termination. Beginning in March 2019, the Company began paying its portion of the building’s operating expenses, as defined in the corporate office lease agreement. These expenses are considered variable leases payments, which were not included in the measurement of the lease liability. The Company’s office building leases are long term leases reflected under ASC 842 on the accompanying condensed consolidated balance sheet as of March 31, 2019.

Drilling Rigs. The Company enters into daywork contracts for drilling rigs with third party service contractors to support the development and exploitation of undeveloped reserves. All of the Company’s current drilling contracts have a term of one year or less.

Field Equipment. The Company rents various field equipment, including compressors, from third parties in order to facilitate its operations. Compressor arrangements are typically structured with a non-cancelable primary term of twelve months and continue thereafter on a month-to-month basis subject to termination by either party with thirty days’ notice. The Company has concluded that its compressor rental agreements represent operating leases with a lease term that equals the primary non-cancelable contract term. Upon completion of the primary term, both parties have substantive rights to terminate the lease. As a result, enforceable rights and obligations do not exist under the rental agreement subsequent to the primary term. Other field equipment arrangements are typically structured on a month-to-month basis subject to termination by either party.

To the extent that field equipment rental arrangements have a primary term of twelve months or less, the Company has elected to apply the practical expedient for short-term leases. For those short-term arrangements, the Company does not apply the lease recognition requirements, and recognizes lease payments related to these arrangements in profit or loss on a straight-line basis over the lease term. Refer to the “Lease Accounting Policies” section above for discussion of practical expedients applied.

Discount Rate. The Company’s leases typically do not provide an implicit rate, and thus, it is required that the Company use its incremental borrowing rate in determining the present value of lease payments based on the information available at commencement date. The Company’s incremental borrowing rate reflects the rate of interest that it would pay to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment. The Company uses the implicit rate in the limited circumstances in which that rate is readily determinable.